Disclosure of material accounting policy information: Description of accounting policy for earnings per share (Policies)	12 Months Ended
Jan. 31, 2025
Policies
Description of accounting policy for earnings per share

Loss per share

Basic loss per share is calculated by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding in the period. For all periods presented, the loss attributable to common shareholders equals the reported loss attributable to owners of the Company. Diluted loss per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted loss per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period. Because the Company incurred net losses, the effect of dilutive instruments would be anti-dilutive and therefore diluted loss per share equals basic loss per share.